8. Share-based payments (Details 11)	12 Months Ended
Dec. 31, 2016 USD ($)
Previously issued [Member]
Volatility	206.00%
Risk-free interest rate	0.50%
Expected life (years)	2 months 12 days
Dividend yield
Replacement [Member]
Volatility	151.00%
Risk-free interest rate	1.30%
Expected life (years)	3 years 2 months 12 days
Dividend yield